UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)
                                    --------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: JANUARY 31, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund
October 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount         Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT -- 31.3%

  Barclays Bank PLC NY
      4.200%, 02/17/06                         $        10,000   $       10,000
  Brahms Funding (B)
      4.039%, 11/15/05                                   5,750            5,741
  Calyon
      3.105%, 11/14/05                                  10,000           10,000
  Canadian Imperial Bank of
    Commerce NY
      2.800%, 12/16/05                                   5,000            5,000
      2.955%, 12/30/05                                  10,000           10,000
  Credit Suisse First Boston NY
      2.750%, 11/14/05                                   5,000            5,000
  Credit Suisse First Boston NY (B)
      4.030%, 12/29/05                                   5,000            5,000
      4.134%, 10/18/06                                  15,000           15,000
  Deutsche Bank NY
      4.105%, 08/25/06                                   8,000            8,000
  Discover Card Master Trust (B)
      3.985%, 11/21/05                                  30,000           29,934
  HBOS Treasury Services
      3.290%, 03/15/06                                   5,000            5,000
  Landesbank Hessen-Thueringen GZ
      3.250%, 02/17/06                                  10,000           10,000
  Mitten(B)
      3.936%, 11/04/05                                  25,000           24,992
  Monument Gardens Funding (B)
      4.145%, 01/17/06                                   8,000            7,930
  Morgan Stanley Dean Witter
      4.000%, 07/10/06                                  35,000           35,000
  Standard Federal Bank
      4.140%, 07/24/06                                  15,000           15,000
  Svenska Handels NY
      3.940%, 09/20/06                                  25,000           24,996
  Thornburg Mortgage Capital (B)
      3.984%, 11/21/05                                  10,000            9,978
  Unicredito Italiano
      3.445%, 11/14/05                                  20,000           20,000
  Unicredito Italiano NY
      3.820%, 08/30/06                                  20,000           20,000
                                                                 --------------
Total Certificates of Deposit
  (Cost $276,571) ($ Thousands)                                         276,571
                                                                 --------------

CORPORATE BONDS -- 28.2%

ASSET BACKED - FINANCIAL SERVICES(E) -- 21.2%
  Atlas Capital Funding Corporation
    MTN (B)(F)
      4.031%, 08/25/06                                  25,000           25,000
  Bavaria University Funding (B)(F)
      3.860%, 01/06/06                                  35,000           34,999
  Beta Finance Incorporated MTN (B)(F)
      3.981%, 01/24/06                                  20,000           19,999
  CC USA Incorporated MTN (F)
      2.485%, 11/04/05                                   7,000            7,000
  CC USA Incorporated MTN (B)(F)
      3.987%, 01/25/06                                  20,000           19,999
  Coradac Associates (B)
      4.160%, 03/01/15                                  33,000           33,000
  K2 LLC(F)
      3.845%, 03/07/06                                  10,000            9,999
  Mesa Properties LLC (F)
      4.160%, 12/01/22                                   2,500            2,500

--------------------------------------------------------------------------------
                                                 Face Amount         Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Premier Asset Collateralized
    Entity LLC MTN (B)(F)
      3.930%, 01/17/06                         $        10,000   $       10,000
  Sigma Finance Incorporated MTN
    (B)(F)
      3.730%, 11/14/05                                  10,000           10,000
      3.803%, 12/12/05                                  15,000           15,000
                                                                 --------------
                                                                        187,496
                                                                 --------------
ASSET BACKED - OTHER (B)(E)(F) -- 5.8%
  Harrier Finance Funding LLC MTN
      4.007%, 01/25/06                                  15,000           15,000
      3.930%, 07/17/06                                  30,000           29,998
  Residential Mortgage
    Securities, Ser 17A, Cl A1
      3.951%, 05/13/27                                   6,182            6,182
                                                                 --------------
                                                                         51,180
                                                                 --------------
INVESTMENT BANKER/BROKER DEALER -- 1.2%
  Goldman Sachs Group (B)(C)
      4.001%, 09/13/07                                  10,000           10,000
                                                                 --------------
Total Corporate Bonds
  (Cost $248,676) ($ Thousands)                                         248,676
                                                                 --------------

COMMERCIAL PAPER(A) -- 19.9%

ASSET BACKED - FINANCIAL SERVICES(E) -- 19.9%
  Amstel Funding Corporation(F)
      4.024%, 01/06/06                                  33,000           32,759
  Atlantis One Funding (F)
      3.989%, 02/23/06                                  20,000           19,752
  Crown Point Capital
      3.379%, 11/08/05                                   6,000            5,996
      4.000%, 02/14/06                                  25,000           24,714
  Grampian Funding LLC (F)
      3.749%, 01/06/06                                  25,000           24,831
      4.050%, 03/22/06                                  10,000            9,845
  Lake Constance Funding LLC (F)
      4.183%, 02/06/06                                   8,500            8,406
  Paradigm Funding LLC (F)
      4.026%, 02/28/06                                  42,500           41,946
  Picaros Funding LLC (F)
      3.319%, 11/22/05                                   7,500            7,486
                                                                 --------------
Total Commercial Paper
  (Cost $175,735) ($ Thousands)                                         175,735
                                                                 --------------

INSURANCE FUNDING AGREEMENTS (B)(C) -- 4.5%
  Metropolitan Life Insurance
    Company
      3.773%, 05/01/06                                  30,000           30,000
  Monumental Life Insurance
    Company
      4.030%, 05/31/06                                   9,500            9,500
                                                                 --------------
Total Insurance Funding Agreements
  (Cost $39,500) ($ Thousands)                                           39,500
                                                                 --------------


--------------------------------------------------------------------------------
1                       SEI Daily Income Trust/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund
October 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount         Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 3.8%

COLORADO -- 1.4%
  Denver City, City & County
    School District, Ser B, COP, AMBAC (B)
      4.000%, 12/15/18                         $        12,400   $       12,400

GEORGIA -- 0.8%
  Athens-Clarke County,
    Industrial Development
    Authority, Allen Properties
    Incorporated, RB (B)(E)
      4.000%, 12/01/24                                   7,300            7,300

TEXAS -- 1.5%
  Harris County, Sports Authority,
    NFL Project, Ser E, RB, MBIA (B)
      4.030%, 11/15/30                                   3,000            3,000
  Texas State, Small Business
    Project, Ser B, GO (B)
      3.950%, 06/01/45                                  10,000           10,000
                                                                 --------------
                                                                         13,000
UTAH -- 0.1%
  Utah State, Board of Regents,
    Student Loan Authority, Ser X,
    RB, AMBAC (B)
      4.000%, 11/01/44                                   1,000            1,000
                                                                 --------------
Total Municipal Bonds
  (Cost $33,700) ($ Thousands)                                           33,700
                                                                 --------------

U.S. GOVERNMENT AGENCY OBLIGATION -- 1.1%
  FNMA(B)
      3.678%, 12/09/05                                  10,000            9,999
                                                                 --------------
Total U.S. Government Agency Obligation
  (Cost $9,999) ($ Thousands)                                             9,999
                                                                 --------------
REPURCHASE AGREEMENT (D) -- 11.1%
  Deutsche Bank
    4.010%, dated 10/31/05, to
    be repurchased on 11/01/05,
    repurchase price $97,939,908
    (collateralized by various
    U.S. Government obligations,
    ranging in par value
    $3,230,000-$10,000,000,
    3.125%-6.000%,
    01/10/06-05/24/19, with total
    market value $99,889,790)                           97,929           97,929
                                                                 --------------
Total Repurchase Agreement
  (Cost $97,929) ($ Thousands)                                           97,929
                                                                 --------------
Total Investments -- 99.9%
  (Cost $882,110) ($ Thousands)+                                 $      882,110
                                                                 ==============

Percentages are based on Net Assets of $883,119 ($ Thousands).

(A) The rate reported is the effective rate at time of purchase.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2005. The date shown is the earlier of the reset date or the demand date.

(C) These obligations were acquired for investment, not with the intention to sell. These securities were sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These obligations were acquired at a cost of par and were deemed illiquid for the purposes of the Investment Company Act of 1940. The total value of such securities as of October 31, 2005 was $49,500 ($ Thousands) and represented 5.6% of the Net Assets.

(D) Tri-Party Repurchase Agreement.

(E) Securities are held in connection with a letter of credit issued by a major bank.

(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of October 31, 2005 was $350,701 ($ Thousands) and represented 39.7% of the Net Assets.

AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FNMA -- Federal National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
MBIA -- Municipal Bond Insurance Assurance
MTN -- Medium Term Note
NY -- New York
PLC -- Public Liability Company
RB -- Revenue Bond
Ser -- Series

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                        SEI Daily Income Trust/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund
October 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount         Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 66.4%
  FFCB
      2.500%, 11/15/05                         $        10,000   $        9,999
  FFCB (B)
      3.880%, 11/01/05                                  10,000           10,000
      4.010%, 11/28/05                                  30,000           29,998
      3.750%, 12/26/05                                  25,000           24,998
  FHLB
      3.380%, 11/23/05                                  25,000           24,944
      5.125%, 03/06/06                                   2,000            2,010
      2.500%, 04/11/06                                  10,000            9,951
      4.000%, 08/11/06                                  12,000           12,000
  FHLB (B)
      3.645%, 11/10/05                                  10,000            9,997
      3.730%, 12/13/05                                  15,000           14,993
      3.890%, 12/29/05                                  25,000           24,986
  FHLMC
      2.125%, 11/15/05                                  76,100           76,048
      1.750%, 01/09/06                                   5,000            4,990
      2.150%, 01/30/06                                   3,845            3,829
      1.875%, 02/15/06                                  10,000            9,935
      3.000%, 06/29/06                                   1,000              992
      3.700%, 06/30/06                                   7,162            7,158
      2.000%, 06/30/06                                   5,000            4,935
      2.200%, 07/28/06                                   2,000            1,972
  FHLMC (B)
      3.930%, 01/10/06                                  30,000           29,768
  FHLMC MTN
      2.050%, 07/14/06                                   2,000            1,974
  FNMA
      3.795%, 12/21/05                                   5,000            4,998
      2.300%, 04/28/06                                   1,230            1,220
      2.730%, 05/19/06                                   7,250            7,197
      5.250%, 06/15/06                                   5,645            5,687
      4.000%, 08/18/06                                  15,000           14,982
  FNMA (A)
      2.790%, 11/10/05                                  10,000            9,993
      3.684%, 11/23/05                                  33,300           33,226
  FNMA (B)
      3.715%, 11/22/05                                  40,000           39,993
      3.750%, 11/30/05                                  18,462           18,407
      3.678%, 12/09/05                                  14,000           13,999
                                                                 --------------
Total U.S. Government Agency Obligations
  (Cost $465,179) ($ Thousands)                                         465,179
                                                                 --------------
REPURCHASE AGREEMENTS (C) -- 33.5%
  Deutsche Bank
    4.010%, dated 10/31/05, to be
    repurchased on 11/01/05,
    repurchase price $134,751,008
    (collateralized by U.S. Government
    obligations, ranging in par value
    $2,255,000-$10,000,000;
    3.000%-5.000%, 11/14/05-09/01/20;
    with total market value
    $137,430,810)                                      134,736          134,736

--------------------------------------------------------------------------------
                                                 Face Amount         Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Morgan Stanley
    4.010%, dated 10/31/05, to be
    repurchased on 11/01/05,
    repurchase price $100,011,139
    (collateralized by U.S. Government
    obligations, ranging in par value
    $6,130,000-$30,000,000;
    2.375%-6.500%, 02/15/06-08/14/09;
    with total market value
    $102,002,362)                              $       100,000   $      100,000
                                                                 --------------
Total Repurchase Agreements
  (Cost $234,736) ($ Thousands)                                         234,736
                                                                 --------------
Total Investments -- 99.9%
  (Cost $699,915) ($ Thousands)+                                 $      699,915
                                                                 ==============

Percentages are based on Net Assets of $700,760 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2005. The date shown is the earlier of the reset date or the demand date.

(C) Tri-Party Repurchase Agreement.

FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund
October 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount         Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 100.1%
  FFCB
      2.500%, 11/15/05                         $        10,000   $        9,999
  FFCB (B)
      3.880%, 11/01/05                                  10,000            9,999
      3.755%, 11/01/05                                  11,530           11,530
      3.500%, 12/21/05                                  25,000           24,996
      3.750%, 12/26/05                                  25,000           24,998
  FHLB
      3.700%, 11/01/05                                 326,115          326,115
      6.500%, 11/15/05                                   7,000            7,010
      3.880%, 11/23/05                                  25,000           24,944
      2.230%, 11/28/05                                   1,000              999
      3.620%, 12/09/05                                  32,706           32,579
      5.125%, 03/06/06                                   2,000            2,010
      2.650%, 03/30/06                                   1,000              994
      2.500%, 04/11/06                                  10,000            9,951
      4.150%, 04/28/06                                   8,000            8,000
      4.000%, 08/11/06                                   2,000            2,000
  FHLB (A)
      3.724%, 11/25/05                                 100,000           99,753
      3.755%, 11/30/05                                  20,000           19,940
      3.722%, 02/03/06                                  20,000           19,809
  FHLB (B)
      3.590%, 11/02/05                                   2,545            2,544
      3.645%, 11/10/05                                  10,000            9,997
      3.730%, 12/13/05                                  15,000           14,993
      3.885%, 12/28/05                                  20,000           19,996
      3.890%, 12/29/05                                  25,000           24,986
      3.914%, 01/04/06                                  10,000            9,995
                                                                 --------------
Total U.S. Government Agency Obligations
  (Cost $718,137) ($ Thousands)                                         718,137
                                                                 --------------
Total Investments -- 100.1%
  (Cost $718,137) ($ Thousands)+                                 $      718,137
                                                                 ==============

 Percentages are based on Net Assets of $717,187 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2005. The date shown is the earlier of the reset date or the demand date.

FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund
October 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount         Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- 36.5%

ASSET BACKED - FINANCIAL SERVICES (E) -- 20.7%
  Amstel Funding Corporation (F)
      4.024%, 01/06/06                         $        76,645   $       76,086
      2.350%, 01/18/06                                  49,000           48,566
  Bavaria TRR Corporation (F)
      3.836%, 11/01/05                                  25,000           25,000
  CC USA Incorporated (F)
      4.010%, 03/22/06                                  40,000           39,384
  Citibank Credit Card Issue
    Trust (F)
      4.121%, 01/10/06                                  65,000           64,484
      4.123%, 01/17/06                                  25,000           24,782
  Crown Point Capital
      3.379%, 11/08/05                                  30,000           29,981
  FCAR Owner Trust I
      3.142%, 11/08/05                                  50,000           49,970
  General Electric Capital
    Services
      3.030%, 11/08/05                                  50,000           49,971
      2.400%, 11/16/05                                 113,500          113,351
  Giro Balanced Funding
    Corporation (F)
      3.952%, 11/14/05                                 100,000           99,858
  Giro Funding US Corporation (F)
      4.020%, 02/22/06                                  65,000           64,196
  Grampian Funding LLC (F)
      4.003%, 01/04/06                                 140,000          139,014
                                                                 --------------
                                                                        824,643
                                                                 --------------
INVESTMENT BANKER/BROKER DEALER -- 15.8%
  Atlantis One Funding (F)
      4.000%, 02/22/06                                  67,826           66,992
      4.051%, 03/21/06                                 100,000           98,456
  Crown Point Capital
      3.439%, 11/16/05                                 117,000          116,835
  Lehman Brothers Holdings
      3.100%, 11/04/05                                  70,000           69,982
      3.398%, 01/17/06 (B)                             102,500          102,500
  Paradigm Funding LLC (F)
      4.026%, 02/28/06                                 180,000          177,653
                                                                 --------------
                                                                        632,418
                                                                 --------------
Total Commercial Paper
  (Cost $1,457,061) ($ Thousands)                                     1,457,061
                                                                 --------------
CORPORATE BONDS -- 24.0%

ASSET BACKED - FINANCIAL SERVICES (E)(F) -- 12.3%
  Atlas Capital Funding
    Corporation MTN (B)
      4.031%, 08/25/06                                  48,500           48,499
  Bavaria University Funding (B)
      3.310%, 01/06/06                                 150,000          149,997
  Beta Finance Incorporated MTN (B)
      3.981%, 01/24/06                                  50,000           49,998
  CC USA Incorporated MTN
      2.485%, 11/04/05                                  25,000           25,000
  K2 (USA) LLC MTN (B)
      3.987%, 01/25/06                                  37,000           36,998
  Sigma Finance Incorporated MTN (B)
      3.730%, 11/14/05                                  10,000           10,000
      3.803%, 12/12/05                                  20,000           20,000
      4.120%, 01/17/06                                 100,000           99,993

--------------------------------------------------------------------------------
                                                 Face Amount         Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Tango Finance Corporation MTN (B)
      3.925%, 01/10/06                         $        50,000   $       49,999
                                                                 --------------
                                                                        490,484
                                                                 --------------
ASSET BACKED - OTHER (B)(E)(F) -- 6.0%
  Harrier Finance Funding LLC MTN
      4.007%, 01/25/06                                  52,500           52,500
  Premier Asset Collateralized
    Entity LLC MTN
      3.930%, 01/17/06                                  25,000           25,000
  Sedna Financial Incorporated MTN
      3.997%, 01/25/06                                  88,000           87,998
  Whistlejacket Capital LLC MTN
      3.818%, 02/06/06                                  75,000           74,997
                                                                 --------------
                                                                        240,495
                                                                 --------------
BANKS -- 0.5%
  American Express Bank (B)
      3.940%, 04/18/06                                   9,500            9,500
  Banc One
      6.500%, 02/01/06                                  10,650           10,734
                                                                 --------------
                                                                         20,234
                                                                 --------------
INVESTMENT BANKER/BROKER DEALER -- 5.2%
  Citigroup
      6.750%, 12/01/05                                  35,000           35,101
  Goldman Sachs Group (C)
      4.001%, 09/13/07                                  20,000           20,000
  Links Finance LLC MTN (B)
      3.935%, 10/16/06                                 150,000          149,979
                                                                 --------------
                                                                        205,080
                                                                 --------------
Total Corporate Bonds
  (Cost $956,293) ($ Thousands)                                         956,293
                                                                 --------------

CERTIFICATES OF DEPOSIT -- 18.4%
  Discover Card Master Trust (B)
      3.985%, 11/21/05                                 160,500          160,146
  Lasalle National Bank
      4.070%, 07/26/06                                  38,250           38,250
  Mitten (B)
      3.936%, 11/04/05                                 100,000           99,967
  Monument Gardens Funding (B)
      4.145%, 01/17/06                                  24,000           23,790
  Morgan Stanley Dean Witter
      4.000%, 07/10/06                                 175,000          175,000
  Regions Bank
      3.090%, 11/08/05                                 170,000          170,000
  Standard Federal Bank
      4.140%, 07/24/06                                  65,500           65,500
                                                                 --------------
Total Certificates of Deposit
  (Cost $732,653) ($ Thousands)                                         732,653
                                                                 --------------

INSURANCE FUNDING AGREEMENTS (B)(C) -- 8.3%
  Metropolitan Life Insurance
    Company
      3.773%, 05/01/06                                 160,000          160,000
  Monumental Life Insurance
    Company
      4.030%, 06/01/06                                 101,500          101,500


--------------------------------------------------------------------------------
1                       SEI Daily Income Trust/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund
October 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount         Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Travelers Insurance Corporation
      3.940%, 05/31/06                         $        68,000   $       68,000
                                                                 --------------
Total Insurance Funding Agreements
  (Cost $329,500) ($ Thousands)                                         329,500
                                                                 --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.5%
  FNMA (B)
      3.678%, 12/09/05                                  60,000           59,996
                                                                 --------------
Total U.S. Government Agency Obligations
  (Cost $59,996) ($ Thousands)                                           59,996
                                                                 --------------
REPURCHASE AGREEMENTS (D) -- 11.3%
  Barclays
    3.940%, dated 10/31/05, to
    be repurchased on 11/01/05,
    repurchase price $104,755,464
    (collateralized by a U.S.
    Government obligation, par
    value $111,350,000, 4.500%,
    04/02/14, with total market
    value $106,839,768)                                104,744          104,744
  Deutsche Bank
    4.010%, dated 10/31/05, to
    be repurchased on 11/01/05.
    repurchase price $281,759,381
    (collateralized by various
    U.S. Government obligations,
    ranging in par value
    $1,887,000-$25,000,000,
    2.375%-7.375%,
    11/18/05-04/15/30, with total
    market value $287,362,759)                         281,728          281,728
  Dresdner Bank
    4.030%, dated 10/31/05, to
    be repurchased on 11/01/05,
    repurchase price $65,430,223
    (collateralized by various
    U.S. Government obligations,
    ranging in par value
    $2,180,000-$27,020,000,
    3.375%-5.375%,
    08/31/07-02/15/31, with total
    market value $66,731,460)                           65,423           65,423
                                                                 --------------
Total Repurchase Agreements
  (Cost $451,895) ($ Thousands)                                         451,895
                                                                 --------------
Total Investments -- 100.0%
  (Cost $3,987,398) ($ Thousands)+                               $    3,987,398
                                                                 ==============

Percentages are based on Net Assets of $3,988,465 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2005. The date shown is the earlier of the reset date or the demand date.

(C) These obligations were acquired for investment, not with the intention to sell. These securities were sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These obligations were acquired at a cost of par and were deemed illiquid for the purposes of the Investment Company Act of 1940. The total value of such securities as of October 31, 2005 was $349,500 ($ Thousands) and represented 8.8% of Net Assets.

(D) Tri-Party Repurchase Agreement.

(E) Securities are held in connection with a letter of credit issued by a major bank.

(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of October 31, 2005 was $1,655,450
($ Thousands) and represented 41.5% of Net Assets.

FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2005

STATEMENT OF NET ASSETS

Treasury Fund
October 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount         Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 8.5%
  U.S. Treasury Bills (A)
      3.481%, 11/17/05                         $        10,000   $        9,985
  U.S. Treasury Notes
      5.750%, 11/15/05                                  21,000           21,022
      1.875%, 11/30/05 to 01/31/06                      15,000           14,971
      1.625%, 02/28/06                                  15,000           14,896
                                                                 --------------
Total U.S. Treasury Obligations
  (Cost $60,874) ($ Thousands)                                           60,874
                                                                 --------------
REPURCHASE AGREEMENTS (B) -- 91.7%
  Barclays
    3.940%, dated 10/31/05, to be
    repurchased 11/01/05, repurchase
    price $166,098,177 (collateralized
    by U.S. Treasury Bills, ranging in
    par value $85,579,000-
    $246,147,000, 0.000%,
    08/15/19-02/15/20, with total
    market value $169,401,844)                         166,080          166,080
  BNP Paribas
    3.950%, dated 10/31/05, to be
    repurchased on 11/01/05,
    repurchase price $163,017,885
    (collateralized by a U.S. Treasury
    obligations, par value
    $155,355,000, 2.000%, 01/15/14;
    with total market value
    $166,260,425)                                      163,000          163,000
  JP Morgan
    3.940%, dated 10/31/05, to be
    repurchased on 11/01/05,
    repurchase price $163,017,839
    (collateralized by U.S. Treasury
    Bills, ranging in par value
    $3,481,000-$19,726,000, 1.500% -
    4.250%, 03/31/06-04/15/32; with
    total market value $166,261,215)                   163,000          163,000
  Morgan Stanley
    3.940%, dated 10/31/05, to be
    repurchased on 11/01/05,
    repurchase price $163,017,839
    (collateralized by U.S. Treasury
    Bills, ranging in par value
    $84,000-$130,535,000, 0.000%,
    11/15/24-02/15/31, with total
    market value $166,260,057)                         163,000          163,000
                                                                 --------------
Total Repurchase Agreements
  (Cost $655,080) ($ Thousands)                                         655,080
                                                                 --------------
Total Investments -- 100.2%
  (Cost $715,954) ($ Thousands)+                                 $      715,954
                                                                 ==============

Percentages are based on Net Assets of $714,770 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.

(B) Tri-Party Repurchase Agreement.

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury II Fund
October 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount         Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 98.7%
  U.S. Treasury Bills (A)
      3.267%, 11/10/05                         $            63   $           63
      3.470%, 11/17/05                                  80,206           80,083
      3.503%, 11/25/05                                  24,322           24,266
      3.882%, 01/26/06                                   5,000            4,954
  U.S. Treasury Notes
      5.750%, 11/15/05                                 169,917          170,067
      1.875%, 01/31/06                                   5,000            4,977
                                                                 --------------
Total U.S. Treasury Obligations
  (Cost $284,410) ($ Thousands)                                         284,410
                                                                 --------------
Total Investments -- 98.7%
  (Cost $284,410) ($ Thousands)+                                 $      284,410
                                                                 ==============

Percentages are based on Net Assets of $288,193 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Government Fund
October 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount         Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 50.3%
  FHLMC
      6.500%, 10/01/07                         $             1   $            1
      5.500%, 07/01/16 to 05/01/20                       8,020            8,071
      4.500%, 09/15/24                                   4,466            4,423
  FHLMC (A)
      5.456%, 11/01/05                                     144              148
      5.402%, 11/01/05                                     111              114
      5.292%, 11/01/05                                     272              281
      5.248%, 11/01/05                                      62               63
      5.132%, 11/01/05                                       6                6
      5.125%, 11/01/05                                     372              379
      5.037%, 11/01/05                                     478              491
      5.008%, 11/01/05                                     434              438
      4.985%, 11/01/05                                   6,816            6,969
      4.930%, 11/01/05                                     304              311
      4.875%, 11/01/05                                       3                3
      4.750%, 11/01/05                                      78               80
      4.739%, 11/01/05                                      90               93
      4.701%, 11/01/05                                     144              147
      4.697%, 11/01/05                                     153              156
      4.625%, 11/01/05                                      14               14
      4.567%, 11/01/05                                     438              443
      4.510%, 11/01/05                                     112              114
      4.452%, 11/01/05                                      85               87
      4.375%, 11/01/05                                      59               60
      4.373%, 11/01/05                                      53               55
      4.357%, 11/01/05                                      87               88
      4.250%, 11/01/05 to 12/01/05                          38               38
      4.125%, 11/01/05 to 12/01/05                          45               45
      4.000%, 11/01/05                                      61               61
      3.875%, 11/01/05                                      38               39
      3.750%, 11/01/05                                      63               65
      3.500%, 11/01/05                                      29               29
      3.375%, 11/01/05                                      23               23
  FHLMC REMIC, Ser 1034, Cl F
      8.500%, 01/15/06                                      13               12
  FHLMC REMIC, Ser 2061, Cl TA
      5.250%, 10/15/27                                     253              253
  FHLMC REMIC, Ser 2481, Cl BC
      5.250%, 08/15/30                                     148              148
  FHLMC REMIC, Ser 2630, Cl KN
      2.500%, 04/15/13                                   2,500            2,413
  FHLMC REMIC, Ser 2684, Cl GN
      3.250%, 05/15/23                                   2,055            2,018
  FHLMC REMIC, Ser 2684, Cl QM
      3.500%, 03/15/19                                   2,613            2,593
  FHLMC REMIC, Ser 2689, Cl PY
      4.000%, 02/15/10                                   2,463            2,455
  FHLMC REMIC, Ser 2691, Cl OK
      3.500%, 05/15/17                                   1,192            1,183
  FHLMC REMIC, Ser 2727, Cl PA
      4.125%, 08/15/18                                   2,015            2,005
  FHLMC REMIC, Ser 2750, Cl NA
      3.500%, 03/15/15                                   3,389            3,363
  FHLMC REMIC, Ser 2750, Cl OA
      3.500%, 10/15/11                                   2,296            2,281
  FHLMC REMIC, Ser 2760, Cl PH
      3.500%, 10/15/21                                   2,572            2,530
  FHLMC REMIC, Ser 2760, Cl PK
      4.500%, 10/15/21                                   3,215            3,202
  FHLMC REMIC, Ser T-42, Cl A5
      7.500%, 02/25/42                                   1,788            1,873
  FHLMC REMIIC, Ser 2617, Cl UN
      4.500%, 08/15/12                                   2,909            2,900

--------------------------------------------------------------------------------
                                                 Face Amount         Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  FNMA
      6.775%, 10/01/07                         $           541   $          553
      6.610%, 04/01/09                                     159              165
      6.490%, 08/01/08                                     546              563
      6.330%, 04/01/09                                     461              476
      6.270%, 11/01/07                                     871              885
      6.229%, 12/01/08                                   2,545            2,611
      6.210%, 08/01/08                                   1,288            1,318
      6.130%, 10/01/08                                     145              148
      6.085%, 10/01/08                                     367              376
      6.080%, 09/01/08                                     906              925
      6.010%, 06/01/09                                     343              350
      5.016%, 02/01/13                                      96               96
      4.621%, 04/01/13                                     198              193
      4.500%, 07/01/19 to 03/01/20                         657              635
  FNMA (A)
      5.562%, 11/25/05                                      37               38
      5.397%, 11/01/05                                   2,912            2,983
      5.262%, 11/01/05                                     992            1,018
      5.211%, 11/01/05                                   2,294            2,373
      5.054%, 11/01/05                                     755              765
      4.724%, 11/01/05                                   2,963            3,016
  FNMA REMIC, Ser 1993-32, Cl H
      6.000%, 03/25/23                                     175              176
  FNMA REMIC, Ser 1995-13, Cl C
      6.500%, 10/25/08                                     230              233
  FNMA REMIC, Ser 2001-53, Cl CA
      5.750%, 06/25/31                                     367              367
  FNMA REMIC, Ser 2002-3, Cl PG
      5.500%, 02/25/17                                   2,000            2,020
  FNMA REMIC, Ser 2002-34, Cl FE (A)
      4.380%, 11/18/05                                     562              565
  FNMA REMIC, Ser 2002-53, Cl FK (A)
      4.437%, 11/25/05                                     784              786
  FNMA REMIC, Ser 2002-63, Cl QF (A)
      4.337%, 11/25/05                                   1,276            1,282
  FNMA REMIC, Ser 2003-57, Cl KL
      3.500%, 03/25/09                                     673              670
  FNMA REMIC, Ser 2003-76, Cl CA
      3.750%, 07/25/33                                   2,118            1,943
  FNMA REMIC, Ser G92-61, Cl FA (A)
      4.712%, 11/25/05                                     399              404
  FNMA REMIC, Ser G93-5, Cl Z
      6.500%, 02/25/23                                      76               78
  GNMA
      7.500%, 01/15/11 to 02/15/11                          60               63
      6.500%, 06/15/16 to 09/15/17                       2,835            2,945
      6.000%, 06/15/16 to 09/15/19                       1,498            1,540
  GNMA REMIC, Ser 2002-24, Cl FA (A)
      4.470%, 11/16/05                                     651              657
  GNMA REMIC, Ser 2005-74, Cl HA
      7.500%, 09/16/35                                     379              401
  GNMA REMIC, Ser 2005-74, Cl HB
      7.500%, 09/16/35                                     163              172
                                                                 --------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $87,791) ($ Thousands)                                           86,353
                                                                 --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 40.9%

  FHLB
      4.125%, 10/19/07                                  42,500           42,079
      3.375%, 09/14/07                                     400              391


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Government Fund
October 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount         Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  FHLMC
      4.875%, 03/15/07                         $         9,250   $        9,284
      4.000%, 08/17/07                                  13,300           13,164
  FNMA
      3.000%, 08/15/07                                   5,300            5,152
                                                                 --------------
Total U.S. Government Agency Obligations
  (Cost $70,646) ($ Thousands)                                           70,070
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- 8.2%
  U.S. Treasury Notes(C)
      3.000%, 11/15/07                                  14,500           14,114
                                                                 --------------
Total U.S. Treasury Obligations
  (Cost $14,530) ($ Thousands)                                           14,114
                                                                 --------------
REPURCHASE AGREEMENT (B) -- 0.2%
  UBS Securities LLC
    4.030%, dated 10/31/05, to
    be repurchased on 11/01/05,
    repurchase price $300,034
    (collateralized by a U.S.
    Government obligation, par
    value $4,060,000, 3.875%,
    05/15/07, with total market
    value $4,083,349)                                      300              300
                                                                 --------------
Total Repurchase Agreement
  (Cost $300) ($ Thousands)                                                 300
                                                                 --------------
Total Investments -- 99.6%
  (Cost $173,267) ($ Thousands)+                                 $      170,837
                                                                 ==============

A summary of the open futures contracts held by the Fund at October 31, 2005, is as follows:
--------------------------------------------------------------------------------

                               CONTRACT                        UNREALIZED
  TYPE OF       NUMBER OF       VALUE        EXPIRATION       APPRECIATION
  CONTRACT      CONTRACTS    ($THOUSANDS)       DATE          ($THOUSANDS)
--------------------------------------------------------------------------------
U.S. 2 Year                                   December
Note               (8)        $ (1,642)         2005            $      5
                                                                ================

Percentages are based on Net Assets of $171,565 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2005. The date shown is the earlier of the reset date or the demand date.

(B) Tri-Party Repurchase Agreement

(C) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

Cl  -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

+ At October 31, 2005, the tax basis cost of the Fund's investments was $173,267, and the unrealized appreciation and depreciation were $19 and $(2,449) ($ Thousands), respectively.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Duration Government Fund
October 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 38.2%
  FHLMC
      8.250%, 12/01/07 to 12/01/09             $            38   $           40
      6.500%, 08/01/14                                     119              123
      6.000%, 10/01/09 to 09/01/24                       5,163            5,259
      5.500%, 11/01/18 to 05/01/20                         945              951
  FHLMC REMIC, Ser 1599, Cl C
      6.100%, 10/15/23                                     801              805
  FHLMC REMIC, Ser 165, Cl K
      6.500%, 09/15/21                                      37               36
  FHLMC REMIC, Ser 2760, Cl PH
      3.500%, 10/15/21                                   1,114            1,096
  FNMA
      9.500%, 05/01/18                                      78               85
      8.000%, 05/01/08 to 06/01/08                          42               43
      7.500%, 03/01/07                                       8                8
      7.004%, 08/01/07                                     436              448
      6.950%, 10/01/06                                   1,555            1,566
      6.906%, 06/01/07                                       9                9
      6.800%, 10/01/07                                      28               29
      6.620%, 01/01/08                                     194              199
      6.500%, 12/01/31 to 03/01/35                       1,458            1,498
      6.460%, 06/01/09                                     555              577
      6.265%, 06/01/08                                     227              232
      6.080%, 09/01/08                                     906              925
      6.000%, 07/01/12 to 02/01/18                       2,251            2,304
      5.931%, 02/01/12                                     777              808
      5.625%, 12/01/11                                   1,808            1,855
      5.500%, 10/01/16 to 01/01/17                         516              520
      5.044%, 08/01/15                                     999              993
      4.829%, 04/01/13                                   6,749            6,664
  FNMA REMIC, Ser 2001-51, Cl QN
      6.000%, 10/25/16                                     929              947
  FNMA REMIC, Ser 2004-27, Cl HN
      4.000%, 05/25/16                                     700              682
  FNMA TBA
      4.500%, 11/15/34                                   5,000            4,670
  GNMA
      8.750%, 05/20/17 to 11/20/17                          46               49
      8.500%, 05/20/16 to 02/20/18                         156              170
      8.250%, 05/15/06 to 07/15/08                          47               51
      6.000%, 04/15/09 to 09/15/24                       1,462            1,493
  Small Business Administration,
      Ser 2005-P10B, Cl 1
      4.940%, 08/10/15                                   1,745            1,729
                                                                 --------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $37,658) ($ Thousands)                                           36,864
                                                                 --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 43.8%
  FHLMC
      6.000%, 06/15/11                                  13,500           14,264
      3.625%, 09/15/08                                  20,000           19,428
  FNMA
      7.250%, 01/15/10                                   7,900            8,641
                                                                 --------------
Total U.S. Government Agency Obligations
  (Cost $43,367) ($ Thousands)                                           42,333
                                                                 --------------

U.S. TREASURY OBLIGATIONS -- 15.3%

  U.S. Treasury Bonds
      12.000%, 08/15/13                                  6,000            7,182

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  U.S. Treasury Bonds (A)
      10.375%, 11/15/12                        $         3,200   $        3,569
  U.S. Treasury Notes
      5.000%, 02/15/11                                   1,000            1,025
      4.000%, 03/15/10                                   3,000            2,944
                                                                 --------------
Total U.S. Treasury Obligations
  (Cost $14,981) ($ Thousands)                                           14,720
                                                                 --------------
REPURCHASE AGREEMENT (B) -- 6.5%
  UBS Securities LLC
    4.030%, dated 10/31/05, to be
    repurchased on 11/01/05,
    repurchase price $6,301,028
    (collateralized by a U.S.
    Government obligation, par value
    $6,605,000, 3.250%, 02/25/08, with
    total market value $6,427,049)                       6,300            6,300
                                                                 --------------
Total Repurchase Agreement
  (Cost $6,300) ($ Thousands)                                             6,300
                                                                 --------------
Total Investments -- 103.8%
  (Cost $102,306) ($ Thousands)+                                 $      100,217
                                                                 ==============
A summary of the open futures contracts held by the Fund at October 31, 2005, is as follows:
--------------------------------------------------------------------------------

                                                               UNREALIZED
                 NUMBER OF        CONTRACT                   APPRECIATION/
  TYPE OF        CONTRACTS         VALUE       EXPIRATION    (DEPRECIATION)
  CONTRACT     (LONG/(SHORT))   ($THOUSANDS)      DATE        ($THOUSANDS)
-------------------------------------------------------------------------------
U.S. 5               50          $  5,295       December        $   (62)
Year Note                                         2005
U.S. 10                                         December
Year Note           (15)           (1,627)        2005               37
                                                                ----------------
                                                                $   (25)
                                                                ================

Percentages are based on Net Assets of $96,550 ($ Thousands).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) Tri-Party Repurchase Agreement.

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limted Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced

+ At October 31, 2005, the tax basis cost of the Fund's investments was $102,306, and the unrealized appreciation and depreciation were $112 and $(2,201) ($ Thousands), respectively.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA Fund
October 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 99.3%
 FHLMC
      6.500%, 02/01/18                         $         1,037   $        1,069
 FNMA
      8.000%, 09/01/14 to 09/01/28                         381              410
      7.000%, 08/01/29 to 10/01/34                       1,255            1,313
      6.500%, 07/01/32 to 09/01/32                       1,459            1,500
      6.000%, 07/01/35                                     155              156
      5.930%, 12/01/08                                     643              656
      5.890%, 10/01/11                                   1,339            1,388
      5.780%, 11/01/11                                   1,215            1,253
      5.735%, 01/01/09                                   1,360            1,386
      5.420%, 11/01/08                                   1,226            1,234
      4.621%, 04/01/13                                   6,460            6,307
 FNMA REMIC, Ser 1990-91, Cl G
      7.000%, 08/25/20                                      89               91
 FNMA REMIC, Ser 1992-105, Cl B
      7.000%, 06/25/22                                     192              199
 FNMA REMIC, Ser 2002-42, Cl C
      6.000%, 07/25/17                                   1,500            1,555
 GNMA
      11.500%, 02/15/13                                      4                4
      10.000%, 05/15/16 to 07/15/20                         39               43
      9.500%, 06/15/09 to 11/15/20                         577              624
      9.000%, 12/15/17 to 05/15/22                         395              431
      8.500%, 08/15/08 to 06/15/17                         126              135
      8.000%, 04/15/17 to 03/15/32                       1,870            1,995
      7.750%, 10/15/26                                      62               66
      7.500%, 10/15/22 to 12/15/27                          27               29
      7.250%, 01/15/28                                     288              303
      7.000%, 04/15/19 to 09/15/31                      13,976           14,714
      6.750%, 11/15/27                                     151              158
      6.500%, 11/15/07 to 07/15/35                      23,251           24,136
      6.000%, 02/15/09 to 06/15/35                      47,399           48,307
      5.500%, 10/15/32 to 04/15/35                      14,845           14,834
      5.000%, 06/15/33 to 10/15/35                      31,698           30,950
      4.500%, 08/15/33 to 09/15/34                       6,486            6,136
 GNMA (A)
      6.000%, 02/15/17                                     882              906
 GNMA REMIC, Ser 2003-63, Cl UV
      3.500%, 07/20/30                                   3,209            3,069
 GNMA REMIC, Ser 2005-74, Cl HA
      7.500%, 09/16/35                                   1,733            1,832
 GNMA REMIC, Ser 2005-74, Cl HB
      7.500%, 09/16/35                                   2,962            3,132
 GNMA REMIC, Ser 2005-74, Cl HC
      7.500%, 09/16/35                                   2,666            2,818
 GNMA TBA
      6.500%, 11/01/33                                     555              576
      6.000%, 11/01/33                                   1,055            1,074
                                                                 --------------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $176,211) ($ Thousands)                                        174,789
                                                                 --------------

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (B) -- 1.5%
  UBS Securities LLC
    4.030%, dated 10/31/05, to be
    repurchased on 11/01/05,
    repurchase price $2,700,303
    (collateralized by U.S. Government
    obligations, ranging in par value
    $375,000-$2,510,000,
    3.250%-4.000%, 02/25/08-06/12/13,
    with total market value $2,704,010)        $         2,700   $        2,700
                                                                 --------------
Total Repurchase Agreement
    (Cost $2,700) ($ Thousands)                                           2,700
                                                                 --------------
Total Investments -- 100.8%
    (Cost $178,911) ($ Thousands)+                               $      177,489
                                                                 ==============

A summary of the open futures contracts held by the Fund at October 31, 2005, is as follows:
--------------------------------------------------------------------------------

                                   CONTRACT                         UNREALIZED
  TYPE OF         NUMBER OF         VALUE          EXPIRATION      DEPRECIATION
  CONTRACT        CONTRACTS      ($THOUSANDS)         DATE         ($THOUSANDS)
--------------------------------------------------------------------------------
U.S. 10                                             December
Year Note            57            $ 6,182            2005            $ (76)
                                                                   =============

Percentages are based on Net Assets of $176,089 ($ Thousands).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) Tri-Party Repurchase Agreement

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced

+ At October 31, 2005, the tax basis cost of the Fund's investments was $178,911, and the unrealized appreciation and depreciation were $885 and $(2,307) ($ Thousands), respectively.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
October 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 62.7%

AUTOMOTIVE -- 20.6%
  Aesop Funding II LLC, Ser 2003-4A,
    Cl A1 (A)
    4.230%, 11/20/05                           $         1,685   $        1,687
  Aesop Funding II LLC, Ser 2003-5A,
    Cl A1
    2.780%, 12/20/07                                     1,000              983
  Aesop Funding II LLC, Ser 2005-1A,
    Cl A2 (A)
    4.060%, 11/20/05                                       800              800
  Amercredit Automobile
    Receivables Trust, Ser 2005-CF,
    Cl A3
    4.470%, 05/06/10                                       790              786
  Americredit Automobile
    Receivables Trust, Ser 2004-BM,
    Cl A2
    1.450%, 09/06/07                                        96               96
  Americredit Automobile
    Receivables Trust, Ser 2004-CA,
    Cl A3
    3.000%, 03/06/09                                       975              962
  Americredit Automobile
    Receivables Trust, Ser 2004-DF,
    Cl A3
    2.980%, 07/06/09                                       640              627
  Americredit Automobile
    Receivables Trust, Ser 2005-1,
    Cl B
    4.480%, 11/06/09                                       840              832
  BMW Vehicle Owner Trust, Ser 2003-A,
    Cl A3
    1.940%, 02/25/07                                        45               45
  Bank One Auto Securitization
    Trust, Ser 2003-1, Cl A3
    1.820%, 09/20/07                                       524              520
  Capital Auto Receivables Asset
    Trust, Ser 2004-1, Cl A3
    2.000%, 11/15/07                                       773              763
  Capital Auto Receivables Asset
    Trust, Ser 2004-2, Cl A1A
    3.120%, 03/15/07                                     1,245            1,237
  Capital Auto Receivables Asset
    Trust, Ser 2005-1, Cl B (A)
    4.345%, 11/15/05                                       440              442
  Capital One Auto Finance Trust,
    Ser 2003-A, Cl A4A
    2.470%, 01/15/10                                     2,000            1,961
  Capital One Auto Finance Trust,
    Ser 2003-B, Cl A3 (A)
    4.080%, 11/15/05                                       294              294
  Capital One Auto Finance Trust,
    Ser 2005-C, Cl A3
    4.610%, 07/15/10                                     2,770            2,762
  Capital One Prime Auto Receivable
    Trust, Ser 2004-1, Cl A4 (A)
    4.040%, 11/15/05                                     1,250            1,251
  Capital One Prime Auto Receivable
    Trust, Ser 2004-2, Cl A2
    2.430%, 02/15/07                                       181              181
  Capital One Prime Auto Receivable
    Trust, Ser 2004-2, Cl A3
    3.060%, 03/17/08                                     2,250            2,231
  Capital One Prime Auto Receivable
    Trust, Ser 2004-3, Cl A2
    3.040%, 07/15/07                                       352              351

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Capital One Prime Auto
    Receivables Trust, Ser 2005-1,
    Cl A3
    4.320%, 08/15/09                             $       1,120   $        1,112
  Carmax Auto Owner Trust, Ser
    2003-1, Cl A3
    1.610%, 02/15/07                                       191              191
  Carmax Auto Owner Trust, Ser
    2004-2, Cl A4
    3.460%, 09/15/11                                       449              435
  Carmax Auto Owner Trust, Ser
    2005-2, Cl A3
    4.210%, 01/15/10                                     1,450            1,434
  Chase Manhattan Auto Owner
    Trust, Ser 2003-A, Cl A3
    1.520%, 05/15/07                                       141              140
  Chase Manhattan Auto Owner
    Trust, Ser 2003-C, Cl A3
    2.260%, 11/15/07                                       680              675
  Chase Manhattan Auto Owner
    Trust, Ser 2005-A, Cl A3
    3.870%, 06/15/09                                       820              808
  Chesapeake Funding Trust, Ser
    2004-1A, Cl A2 (A)
    4.050%, 11/07/05                                       400              400
  DaimlerChrysler Auto Trust, Ser
    2004-B, Cl A2
    2.480%, 02/08/07                                       184              184
  DaimlerChrysler Auto Trust, Ser
    2004-B, Cl A3
    3.180%, 09/08/08                                     1,000              989
  DaimlerChrysler Auto Trust, Ser
    2005-A,  Cl A3
    3.490%, 12/08/08                                     1,315            1,297
  DaimlerChrysler Auto Trust, Ser
    2005-B, Cl A3
    4.040%, 09/08/09                                       610              603
  Ford Credit Auto Owner Trust,
    Ser 2004-A, Cl A2
    2.130%, 10/15/06                                       209              209
  Ford Credit Auto Owner Trust,
    Ser 2005-A, Cl A3
    3.480%, 11/15/08                                     1,140            1,125
  Harley-Davidson Motorcycle
    Trust, Ser 2004-1, Cl A1
    1.400%, 10/15/08                                       239              237
  Hertz Vehicle Financing, Ser 2004-1A,
    Cl A2
    2.380%, 05/25/08                                     1,750            1,694
  Honda Auto Receivables Owner
    Trust, Ser 2003-1, Cl A3
    1.920%, 11/20/06                                         7                7
  Honda Auto Receivables Owner
    Trust, Ser 2003-2, Cl A3
    1.690%, 02/21/07                                       130              129
  Honda Auto Receivables Owner
    Trust, Ser 2003-5, Cl A3
    2.300%, 10/18/07                                       570              564
  Honda Auto Receivables Owner
    Trust, Ser 2005-1, Cl A3
    3.530%, 10/21/08                                       865              852
  Honda Auto Receivables Owner
    Trust, Ser 2005-2, Cl A2
    3.650%, 08/15/07                                       950              946


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
October 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Honda Auto Receivables Owner
    Trust, Ser 2005-3, Cl A3
    3.870%, 04/20/09                           $           848   $          835
  Honda Auto Receivables Owner
    Trust, Ser 2005-5, Cl A3
    4.610%, 08/17/09                                     4,025            4,018
  Household Automotive Trust, Ser
    2002-2, Cl A (A)
    4.300%, 11/20/05                                       479              479
  Household Automotive Trust, Ser
    2003-1, Cl A3
    1.730%, 12/17/07                                       597              595
  Household Automotive Trust, Ser
    2004-14, Cl A2
    2.520%, 12/17/07                                       171              171
  Household Automotive Trust, Ser
    2005-1, Cl A3
    4.150%, 02/17/10                                     1,371            1,355
  Household Automotive Trust, Ser
    2005-2, Cl A3
    4.370%, 05/17/10                                     1,276            1,264
  Household Automotive Trust, Ser
    2005-3, Cl A3
    4.800%, 10/17/10                                     1,070            1,070
  Hyundai Auto Receivables Trust,
    Ser 2003-A, Cl A3
    2.330%, 11/15/07                                       729              724
  Hyundai Auto Receivables Trust,
    Ser 2004-A, Cl A2
    2.360%, 09/15/07                                       407              405
  Hyundai Auto Receivables Trust,
    Ser 2005-A, Cl A3
    3.980%, 11/16/09                                       659              650
  Merrill Auto Trust
    Securitization, Ser 2005-1,
    Cl B (A)
    4.278%, 11/25/05                                       815              815
  Morgan Stanley Auto Loan Trust,
    Ser 2004-HB2, Cl A2
    2.400%, 07/16/07                                     1,132            1,127
  Morgan Stanley Auto Trust, Ser
    2004-HB1, Cl A4
    3.330%, 10/15/11                                       600              586
  Navistar Financial Corporate
    OwnerTrust, Ser 2003-A, Cl A4
    2.240%, 11/15/09                                     1,750            1,701
  Nissan Auto Lease Trust, Ser 2005-A1,
    Cl A3
    4.700%, 10/15/08                                     1,970            1,968
  Nissan Auto Receivables Owner
    Trust, Ser 2003-A, Cl A3
    1.890%, 12/15/06                                        59               59
  Nissan Auto Receivables Owner
    Trust, Ser 2003-B, Cl A
    1.510%, 08/15/07                                       390              388
  Nissan Auto Receivables Owner
    Trust, Ser 2005-A, Cl A3
    3.540%, 10/15/08                                     1,590            1,566
  Nissan Auto Receivables Owner
    Trust, Ser 2005-B, Cl A2
    3.750%, 09/17/07                                       600              597
  Nissan Auto Receivables Owner
    Trust, Ser 2005-B, Cl A3
    3.990%, 07/15/09                                     1,175            1,161
  Nissan Auto Receivables Owner
    Trust, Ser 2005-C, Cl A3
    4.190%, 07/15/09                                       760              752

-------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Onyx Acceptance Auto Trust, Ser
    2003-B, Cl A3
    1.770%, 05/15/07                           $            67   $           67
  Onyx Acceptance Auto Trust, Ser
    2003-C, Cl A3
    1.870%, 08/15/07                                       130              130
  Onyx Acceptance Auto Trust, Ser
    2005-B, Cl A2
    4.030%, 04/15/08                                     3,485            3,470
  Onyx Acceptance Owner Trust,
    Ser 2003-C, Cl A4
    2.660%, 05/17/10                                     1,749            1,721
  Susquehanna Auto Lease Trust,
    Ser 2005-1A, Cl 1A
    4.080%, 07/16/07                                     1,750            1,742
  USAA Auto Owner Trust, Ser 2003-1,
    Cl A3
    1.580%, 06/15/07                                        45               45
  USAA Auto Owner Trust, Ser 2004-2,
    Cl A2
    2.410%, 02/15/07                                       200              199
  USAA Auto Owner Trust, Ser 2005-2,
    Cl A2
    3.800%, 12/17/07                                     2,176            2,166
  USAA Auto Owner Trust, Ser 2005-3,
    Cl A3
    4.550%, 05/16/10                                     1,230            1,225
  WFS Financial Owner Trust, Ser 2002-4,
    Cl A3A
    2.390%, 08/20/07                                         1                1
  WFS Financial Owner Trust, Ser 2003-2,
    Cl A3
    1.760%, 01/21/08                                       168              167
  WFS Financial Owner Trust, Ser 2003-2,
    Cl A4
    2.410%, 12/20/10                                     2,000            1,965
  WFS Financial Owner Trust, Ser 2004-1,
    Cl A3
    2.190%, 06/20/08                                     1,170            1,162
  WFS Financial Owner Trust, Ser 2005-2,
    Cl B
    4.570%, 11/19/12                                     1,234            1,221
  WFS Financial Owner Trust, Ser 2005-3,
    Cl A2
    4.110%, 06/17/08                                     1,246            1,242
  Whole Auto Loan Trust, Ser 2004-1,
    Cl A2A
    2.590%, 05/15/07                                       328              326
  World Omni Auto Receivables
    Trust, Ser 2003-A, Cl A3
    1.980%, 05/15/07                                       178              177
                                                                 --------------
                                                                         72,154
                                                                 --------------
CREDIT CARD -- 9.9%

  Advanta Business Card Master
    Trust, Ser 2004-C1, Cl C (A)
    5.050%, 11/20/05                                       485              492
  Advanta Business Card Master
    Trust, Ser 2005-C1, Cl C1 (A)
    4.510%, 11/20/05                                     1,500            1,500
  American Express Credit Account
    Master Trust, Ser 2003-4, Cl A
    1.690%, 01/15/09                                       695              683


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
October 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  American Express Credit Account
    Master Trust, Ser 2004-C, Cl C (A)
    4.470%, 11/15/05                           $           553   $          554
  Bank One Issuance Trust, Ser 2003-B2,
    Cl B2 (A)
    4.200%, 11/15/05                                     1,750            1,750
  Bank One Issuance Trust, Se 2004-B1,
    Cl B1 (A)
    4.290%, 11/01/05                                     1,250            1,257
  Capital One Master Trust, Ser 2001-2,
    Cl A (A)
    4.110%, 11/15/05                                     1,750            1,751
  Capital One Multi-Asset Executive
    Trust, Ser 2003-A1, Cl A1 (A)
    4.360%, 11/15/05                                     1,465            1,467
  Capital One Multi-Asset Executive
    Trust, Ser 2003-B1, Cl B1 (A)
    5.140%, 11/15/05                                     1,250            1,255
  Capital One Multi-Asset  Executive
    Trust, Ser 2004, Cl 1
    3.400%, 11/16/09                                       800              781
  Capital One Multi-Asset Executive
    Trust, Ser 2004-A6, Cl A6 (A)
    3.910%, 12/15/05                                     1,500            1,500
  Capital One Multi-Asset Executive
    Trust, Ser 2004-B4, Cl B4 (A)
    4.270%, 11/15/05                                     1,550            1,554
  Capital One Multi-Asset Executive
    Trust, Ser 2005-B2, Cl B2 (A)
    4.120%, 11/15/05                                     1,500            1,500
  Chase Credit Card Master Trust,
    Ser 2004-2, Cl A (A)
    4.010%, 11/15/05                                     1,485            1,486
  Chemical Master Credit Card
    Trust, Ser 1996-2, Cl A
    5.980%, 09/15/08                                     1,000            1,003
  Citibank Credit Card Issuance
    Trust, Ser 2002-A9, Cl A9 (A)
    3.910%, 12/15/05                                     1,300            1,299
  Citibank Credit Card Issuance
    Trust, Ser 2003-A2, Cl A2
    2.700%, 01/15/08                                     1,560            1,555
  Citibank Credit Card Issuance
    Trust, Ser 2003-A5, Cl A5
    2.500%, 04/07/08                                     1,350            1,338
  Discover Card Master Trust, Ser
    2004-2, Cl A1 (A)
    3.990%, 11/15/05                                     1,250            1,250
  Discover Card Master Trust, Ser
    2005-1, Cl B (A)
    4.120%, 11/15/05                                     1,500            1,499
  First USA Credit Card Master
    Trust, Ser 1999-2, Cl A (A)
    4.187%, 11/19/05                                     1,000            1,001
  GE Capital Credit Card Master
    Trust, Ser 2004-1, Cl A (A)
    4.020%, 11/15/05                                     1,785            1,786
  GE Capital Credit Card Master
    Trust, Ser 2004-2, Cl B (A)
    4.230%, 11/15/05                                     2,000            2,003
  Household Affinity Credit Card
    Trust, Ser 2003-1, Cl B (A)
    4.520%, 11/15/05                                     1,250            1,261

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  MBNA Credit Card Master Note
    Trust, Ser 2001-B1, Cl B1 (A)
    4.345%, 11/15/05                           $         1,125   $        1,126
  MBNA Credit Card Master Note
    Trust, Ser 2002-B1, Cl B1
    5.150%, 07/15/09                                       500              502
  Metris Master Trust, Ser 2005-1A,
    Cl B (A)
    4.420%, 11/20/05                                     1,675            1,675
                                                                 --------------
                                                                         34,828
                                                                 --------------
MISCELLANEOUS BUSINESS SERVICES -- 9.3%

  ACAS Business Loan Trust, Ser
    Cl A1 (A)
    4.370%, 01/25/06                                     1,000            1,000
  AICCO Premium Finance Master
    Trust, Ser 2004-1, Cl A (A)
    4.150%, 11/15/05                                       671              674
  AICCO Premium Finance Master
    Trust, Ser 2005-1, Cl A (A)
    4.169%, 11/15/05                                     1,470            1,470
  CIT Equipment Collateral, Ser 2005-EF1,
    Cl A3
    4.420%, 05/20/09                                     1,140            1,132
  CIT Equipment Collateral, Ser 2005-VT1,
    Cl A3
    4.120%, 08/20/08                                     1,040            1,031
  CNH Equipment Trust, Ser 2003-B,
    Cl A3A (A)
    4.110%, 11/15/05                                       543              544
  CNH Equipment Trust, Ser 2004-A,
    Cl A3B
    2.940%, 10/15/08                                     1,600            1,571
  CNH Equipment Trust, Ser 2005-A,
    Cl A3
    4.020%, 04/15/09                                       800              791
  California Infrastructure SDG&E,
    Ser 1997-1, Cl A6
    6.310%, 09/25/08                                     1,333            1,344
  Capital Source Commercial Loan
    Trust, Ser 2003-2A, Cl D (A)
    6.500%, 11/20/05                                       387              387
  Capital Source Commercial Loan
    Trust, Ser 2004-1A, Cl A2 (A)
    4.330%, 11/20/05                                       500              501
  Capital Source Commercial Loan
    Trust, Ser 2004-2A, Cl C (A)
    4.850%, 11/20/05                                       850              851
  Capital Source Commercial Loan
    Trust, Ser 2005-1A, Cl B (A)
    4.280%, 11/20/05                                       776              776
  Colts Trust, Ser 2005-1A, Cl A1 (A)
    4.110%, 12/20/05                                       764              763
  DaimlerChrysler Master Owner
    Trust, Ser 2003-A, Cl A (A)
    4.020%, 11/15/05                                     1,075            1,075
  GE Commercial Equipment Financing
    LLC, Ser 2004-1, Cl B (A)
    4.200%, 11/20/05                                       766              766
  GE Commercial Equipment
    Financing LLC, Ser 2005-1,
    Cl A3A
    3.980%, 03/20/09                                     1,167            1,153


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
October 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  GE Corporate Aircraft Financing,
    Ser 2005-1A, Cl A1 (A)
    4.108%, 11/25/05                           $         1,726   $        1,726
  GE Equipment Small Ticket LLC,
    Ser 2005-1A, Cl B
    4.620%, 12/22/14                                       815              806
  John Deere Owner Trust, Ser 2004-A,
    Cl A2
    1.680%, 11/15/06                                       407              406
  Marlin Leasing Receivables LLC,
    Ser 2005-1A, Cl B
    5.090%, 08/15/12                                       170              169
  Merritt Funding Trust, Ser 2005-2,
    Cl B (A)
    4.733%, 12/28/05                                     1,205            1,205
  Navistar Financial Dealer Owner
    Trust, Ser 2003-A, Cl A2 (A)
    4.338%, 11/25/05                                     2,125            2,126
  Navistar Financial Dealer Owner
    Trust, Ser 2003-A, Cl A3
    1.730%, 02/15/07                                       305              303
  Navistar Financial Dealer Owner
    Trust, Ser 2004-1, Cl A (A)
    4.238%, 11/25/05                                       650              650
  Nelnet Student Loan Trust, Ser 2004-3,
    Cl A2 (A)
    4.230%, 01/25/06                                       472              472
  Nelnet Student Loan Trust, Ser 2004-4,
    Cl A2 (A)
    4.220%, 01/25/06                                       654              655
  Nelnet Student Loan, Ser 2004-1,
    Cl A2 (A)
    3.946%, 11/25/05                                     2,230            2,230
  Nelnet Student Loan, Ser 2004-2A,
    Cl A1 (A)
    3.836%, 11/25/05                                       382              382
  Providian Gateway Master Trust,
    Ser 2004-AA, Cl A (A)
    4.200%, 11/15/05                                     1,970            1,973
  Providian Gateway Master Trust,
    Ser 2004-BA, Cl A (A)
    4.160%, 11/15/05                                     1,925            1,926
  Providian Gateway Master Trust,
    Ser 2004-EA, Cl A (A)
    4.100%, 11/15/05                                       565              564
  Washington Mutual, Ser 2005-AR3,
    Cl A2
    4.653%, 03/25/35                                     1,172            1,173
                                                                 --------------
                                                                         32,595
                                                                 --------------
MORTGAGE RELATED -- 22.9%

  AAA Trust, Ser 2005-2, Cl A1 (A)
    4.151%, 11/26/05                                     1,002            1,002
  Advanta Mortgage Trust Loan,
    Ser 1999-4, Cl A
    4.413%, 11/25/29                                       218              218
  American Home Mortgage
    Investment Trust, Ser 2003-1,
    Cl A (A)
    4.438%, 11/25/05                                       347              347
  Ameriquest Mortgage Securities,
    Ser 2004-R12, Cl A3 (A)
    4.318%, 11/25/05                                     1,014            1,017
  Ameriquest Mortgage Securities,
    Ser 2005-R1, Cl A3A (A)
    4.138%, 11/25/05                                       138              138

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Ameriquest Mortgage Securities,
    Ser 2005-R3, Cl A3A (A)
    4.128%, 11/25/05                           $           594   $          594
  Asset Securitization, Ser 1996-MD6,
    Cl A6
    7.910%, 11/13/29                                       860              887
  Asset Securitization, Ser 1997-D5,
    Cl A1B
    6.660%, 02/14/43                                       358              363
  Bank of America Large Loan, Ser 2004-BBA4,
    Cl A2 (A)
    4.130%, 11/15/05                                       560              560
  Bank of America Mortgage
    Securities, Ser 2004-J, Cl 2A1 (A)
    4.800%, 11/25/05                                       551              544
  Bank of America Mortgage
    Securities, Ser 2005-A, Cl 2A2 (A)
    4.470%, 11/25/05                                     1,994            1,951
  Bank of America Mortgage
    Securities, Ser 2005-C, Cl 2A2 (A)
    4.720%, 11/01/05                                     1,396            1,366
  Bear Stearns Commercial
    Mortgage, Ser 1998-C1, Cl A1
    6.340%, 06/16/30                                       445              451
  Bear Stearns Commercial
    Mortgage, Ser 2004-BBA3, Cl A1B (A)
    4.200%, 11/15/05                                       663              663
  CS First Boston Mortgage Securities,
    Ser 1997-C2, Cl A2
    6.520%, 01/17/35                                        64               64
  CS First Boston Mortgage Securities,
    Ser 2004-TF2A, Cl A2 (A)
    4.170%, 11/15/05                                     1,750            1,721
  Centex Home Equity Trust, Ser 2005-A,
    Cl AF1
    3.700%, 06/25/22                                       260              258
  Chase Funding Mortgage Loan,
    Ser 2004-2, Cl 1A1 (A)
    4.188%, 11/25/05                                       335              335
  CitiFinancial Mortgage Securities,
    Ser 2004-1, Cl AF1 (A)
    4.128%, 11/25/05                                       266              266
  Citigroup Mortgage Loan Trust,
    Ser 2004-HYB3, Cl 1A
    3.970%, 09/25/34                                     2,741            2,699
  Citigroup Mortgage Loan Trust,
    Ser 2005-OPT1, Cl A1A
    4.128%, 02/25/14                                       612              612
  Countrywide Asset-Backed
    Certificates, Ser 2004-12, Cl AF1 (A)
    4.238%, 11/25/05                                       496              496
  Countrywide Asset-Backed
    Certificates, Ser 2004-15, Cl AF1 (A)
    4.238%, 11/25/05                                       951              951
  Countrywide Asset-Backed
    Certificates, Ser 2004-7, Cl AF1 (A)
    4.238%, 11/25/05                                       118              118
  Countrywide Home Loans, Ser 2004-29,
    Cl 1A1 (A)
    4.308%, 11/25/05                                       484              485


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
October 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Countrywide Home Loans, Ser 2005-7,
    Cl 1A1 (A)
    4.308%, 11/25/05                           $         1,512   $        1,512
  Crusade Global Trust, Ser 2003-1,
    Cl A (A)
    4.350%, 01/17/06                                     1,040            1,042
  Diversified REIT Trust, Ser 1999-1A,
    Cl A2
    6.780%, 03/18/11                                     1,780            1,855
  Fremont Home Loan Owner Trust,
    Ser 1999-1
    4.638%, 03/25/30                                        16               16
  GMAC Commercial Mortgage
    Securities, Ser 1999-CTL1, Cl A
    7.151%, 12/15/16                                     1,137            1,160
  GMAC Mortgage Corporation Loan,
    Ser 2005-HE1, Cl A1
    4.098%, 08/25/35                                       975              975
  GMAC Mortgage Corporation Loan,
    Ser 2005-HE3, Cl A1
    4.148%, 02/25/36                                     1,000            1,002
  GSR Mortgage Loan Trust, Ser
    2005-AR2, Cl 1A2
    4.630%, 04/25/35                                     1,296            1,285
  Granite Master Issuer PLC, Ser
    2005-1, Cl M1 (A)
    4.120%, 12/20/05                                       550              550
  Granite Mortgages PLC, Ser 2002-2,
    Cl 1A2 (A)
    4.354%, 01/20/06                                     1,670            1,672
  Impac CMB Trust, Ser 2003-12,
    Cl A1 (A)
    4.418%, 11/25/05                                     1,417            1,419
  Impac CMB Trust, Ser 2004-9,
    Cl 1A1 (A)
    4.418%, 11/25/05                                     1,281            1,283
  Impac CMB Trust, Ser 2005-1,
    Cl 1A1 (A)
    4.298%, 11/25/05                                     1,159            1,161
  Impac CMB Trust, Ser 2005-2,
    Cl 1A1 (A)
    4.298%, 11/25/05                                     1,274            1,273
  Impac CMB Trust, Ser 2005-3,
    Cl A1 (A)
    4.278%, 11/25/05                                     1,082            1,085
  Impac CMB Trust, Ser 2005-4,
    Cl 1M1 (A)
    4.468%, 11/25/05                                     1,706            1,704
  Impac CMB Trust, Ser 2005-5,
    Cl A1 (A)
    4.358%, 11/25/05                                       826              826
  JP Morgan Chase Commercial
    Mortgage Trust, Ser
    2004-FL1A, Cl A1 (A)
    4.140%, 11/16/05                                     1,611            1,611
  MLCC Mortgage Investors, Ser
    2004-G, Cl A1 (A)
    4.318%, 11/25/05                                       810              813
  MLCC Mortgage Investors, Ser
    2004-HB1, Cl A1 (A)
    4.398%, 11/25/05                                       956              957
  MLCC Mortgage Investors, Ser
    2005-A, Cl A1 (A)
    4.268%, 11/25/05                                       911              912

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Master Adjustable Rate Mortgage
    Trust, Ser 2004-12, Cl 5A1 (A)
    4.530%, 11/25/05                           $         1,518   $        1,508
  Mellon Bank Premium Finance Loan
    Trust, Ser 2004-1, Cl A (A)
    4.030%, 12/15/05                                       810              810
  Merrill Lynch Mortgage Investors,
    Ser 2005-A1, Cl 1A
    4.330%, 12/25/34                                     1,298            1,294
  Merrill Lynch Mortgage Investors,
    Ser 2005-A2, Cl A2
    4.500%, 02/25/35                                     2,980            2,945
  Merrill Lynch Mortgage Investors,
    Ser 2005-A3, Cl A1 (A)
    4.308%, 11/25/05                                     1,244            1,244
  MortgageIT Trust, Ser 2005-2,
    Cl 1A1 (A)
    4.298%, 11/25/05                                       649              649
  MortgageIT Trust, Ser 2005-3,
    Cl A1 (A)
    4.338%, 11/25/05                                     1,883            1,884
  MortgageIT Trust, Ser 2005-4,
    Cl A1 (A)
    4.318%, 11/25/05                                     2,182            2,182
  MortgageIT Trust, Ser 2005-5,
    Cl A1 (A)
    4.298%, 11/25/05                                     2,020            2,020
  New Century Home Equity Loan
    Trust, Ser 2004-2, Cl A3 (A)
    4.288%, 11/25/05                                       475              475
  New Century Home Equity Loan
    Trust, Ser 2005-1, Cl A1MZ (A)
    4.328%, 11/25/05                                     1,101            1,102
  New Century Home Equity Loan
    Trust, Ser 2005-B, Cl A2A
    4.158%, 10/25/35                                     1,228            1,228
  Nomura Asset Securities
    Corporation, Ser 1998-D6, Cl A1A
    6.280%, 03/15/30                                       318              320
  Option One Mortgage Loan Trust,
    Ser 2003-3, Cl A2 (A)
    4.338%, 11/25/05                                       261              262
  Option One Mortgage Loan Trust,
    Ser 2005-3, Cl M1
    4.508%, 08/25/35                                       428              428
  Permanent Financing PLC, Ser 7,
    Cl 1C (A)
    4.114%, 12/10/05                                       200              200
  Permanent Financing PLC, Ser 8,
    Cl 1B (A)
    3.934%, 12/10/05                                       935              935
  Puma Finance Limited, Ser S1,
    Cl A (A)
    3.950%, 11/09/05                                       994              995
  RMAC PLC, Ser 2003-NS4A,
    Cl A2B (A)
    4.134%, 12/12/05                                     1,000            1,002
  RMAC PLC, Ser 2005-NS1A,
    Cl A1 (A)
    3.894%, 12/12/05                                       685              685
  Residential Asset Mortgage
    Products, Ser 2005-RS6,
    Cl A11 (A)
    4.138%, 11/25/05                                     1,443            1,443


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
October 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Residential Asset Securities
    Corporation, Ser 2000-KS5,
    Cl AII (A)
    4.278%, 11/25/05                           $            77   $           77
  Residential Asset Securities
    Corporation, Ser 2001-KS4,
    Cl AIB (A)
    4.358%, 11/25/05                                       215              216
  Residential Asset Securities
    Corporation, Ser 2004-KS1,
    Cl AI2
    2.463%, 11/25/25                                       290              289
  Residential Asset Securities
    Corporation, Ser 2005-KS1,
    Cl A1 (A)
    4.148%, 11/25/05                                       391              391
  Residential Asset Securities
    Corporation, Ser 2005-KS7,
    Cl A1 (A)
    4.138%, 11/25/05                                       885              885
  Residential Mortgage Securities
    Trust, Ser 20A, Cl A1B (A)
    3.830%, 11/10/05                                       682              682
  Sequoia Mortgage Trust, Ser 2004-10,
    Cl A2 (A)
    4.320%, 11/20/05                                       821              822
  Sequoia Mortgage Trust, Ser 2004-11,
    Cl A1 (A)
    4.300%, 12/20/34                                       638              639
  Sequoia Mortgage Trust, Ser 2004-12,
    Cl A1A (A)
    4.270%, 11/20/05                                       526              526
  Sequoia Mortgage Trust, Ser 2005-1,
    Cl A1 (A)
    4.230%, 11/20/05                                       507              507
  Sequoia Mortgage Trust, Ser 2005-2,
    Cl A1 (A)
    4.220%, 11/20/05                                       528              528
  Thornburg Mortgage Securities
    Trust, Ser 2004-2, Cl A2 (A)
    4.188%, 11/25/05                                       681              680
  Wells Fargo Mortgage Backed
    Securities, Ser 2004-BB, Cl A2 (A)
    4.570%, 11/25/05                                     2,198            2,152
  Wells Fargo Mortgage Backed
    Securities, Ser 2004-Z, Cl 2A1 (A)
    4.585%, 12/25/34                                       950              935
  Wells Fargo Mortgage Backed
    Securities, Ser 2005-AR1,
    Cl 1A1 (A)
    4.550%, 11/25/05                                     2,107            2,074
  Wells Fargo Mortgage Backed
    Securities, Ser 2005-AR2,
    Cl 2A2 (A)
    4.555%, 11/25/05                                     1,222            1,197
  Wells Fargo Mortgage Backed
    Securities, Ser 2005-AR4,
    Cl 2A2 (A)
    4.535%, 11/25/05                                     1,306            1,279

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Westpac Securitisation Trust,
    Ser 2005-1G, Cl A1 (A)
    4.030%, 12/23/05                           $           785   $          784
                                                                 --------------
                                                                         80,493
                                                                 --------------
Total Asset Backed Securities
  (Cost $221,212) ($ Thousands)                                         220,070
                                                                 --------------
CORPORATE BONDS -- 12.3%

AEROSPACE & DEFENSE -- 0.4%
  General Dynamics Corporation
    2.125%, 05/15/06                                     1,265            1,250
                                                                 --------------
AIR TRANSPORTATION -- 0.4%
  American Airlines Incorporated (A)
    4.580%, 12/23/05                                     1,021            1,024
  Delta Airlines Incorporated (A)
    4.400%, 01/25/06                                       527              528
                                                                 --------------
                                                                          1,552
                                                                 --------------
AUTO FINANCE -- 0.9%
  DaimlerChrysler
    4.750%, 10/31/08                                     2,000            2,000
  Ford Motor Credit Company MTN (A)
    4.830%, 12/28/05                                     1,250            1,196
                                                                 --------------
                                                                          3,196
                                                                 --------------
BANK HOLDING COMPANY -- 0.5%
  Wells Fargo Company (A)
    4.060%, 12/28/05                                     1,680            1,681
                                                                 --------------
BANKS -- 0.4%
  Wachovia Corporation (A)
    4.274%, 01/23/06                                     1,500            1,502
                                                                 --------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.7%
  Clear Channel Communications
    Incorporated
    6.000%, 11/01/06                                     1,000            1,010
  Univision Communications
    Incorporated
    2.875%, 10/15/06                                     1,500            1,469
                                                                 --------------
                                                                          2,479
                                                                 --------------
ELECTRICAL SERVICES -- 1.6%
  Dominion Resources
    Incorporated, Ser D (A)
    4.300%, 12/28/05                                     1,675            1,675
  Dominion Resources
    Incorporated, Ser G
    3.660%, 11/15/06                                     1,000              988
  FPL Group Capital Incorporated
    4.086%, 02/16/07                                     1,430            1,417
  Nisource Finance Corporation (A)
    4.393%, 11/23/05                                     1,500            1,504
                                                                 --------------
                                                                          5,584
                                                                 --------------
FINANCIAL SERVICES -- 1.8%
  AIG Sunamerica Global Finance IV
    5.850%, 02/01/06                                     1,000            1,003


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
October 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Bae Systems Holdings (A) (B)
    4.050%, 11/15/05                           $         1,035   $        1,035
  Doral Financial Corporation (A)
    5.004%, 01/20/06                                     1,450            1,299
  General Motors Acceptance
    Corporation MTN (A)
    4.677%, 11/18/05                                     1,000              994
  National Rural Utilities
    3.000%, 02/15/06                                     2,000            1,992
                                                                 --------------
                                                                          6,323
                                                                 --------------
FOOD, BEVERAGE & TOBACCO -- 0.4%
  General Mills Incorporated
    2.625%, 10/24/06                                     1,500            1,463
                                                                 --------------
HEALTHCARE -- 0.3%
  United Health Group
    Incorporated
    7.500%, 11/15/05                                     1,000            1,001
                                                                 --------------
INSURANCE -- 1.2%
  ASIF Global Finance (A) (B)
    3.750%, 11/03/05                                     1,500            1,500
  Marsh & McLennan Companies
    Incorporated (A)
    4.270%, 01/13/06                                     1,420            1,414
  NAC RE Corporation
    7.150%, 11/15/05                                     1,250            1,251
                                                                 --------------
                                                                          4,165
                                                                 --------------
INVESTMENT BANKER/BROKER DEALER -- 2.1%
  Citigroup Incorporated (A)
    3.821%, 12/05/05                                     1,500            1,500
  Credit Suisse First Boston USA (A)
    3.980%, 12/02/05                                     1,500            1,501
  JPMorgan Chase & Company
    Incorporated
    6.250%, 12/15/05                                     1,000            1,002
  Merrill Lynch & Company
    Incorporated MTN, Ser C (A)
    4.331%, 01/26/06                                     1,750            1,753
  Morgan Stanley Dean Witter &
    Company (A)
    4.263%, 01/12/06                                     1,600            1,602
                                                                 --------------
                                                                          7,358
                                                                 --------------
MACHINERY -- 0.1%
  Alabama Power Company
    2.650%, 02/15/06                                       500              497
                                                                 --------------
MEDICAL PRODUCTS & SERVICES -- 0.4%
  Wellpoint Health Network
    6.375%, 06/15/06                                     1,250            1,263
                                                                 --------------
PETROLEUM & FUEL PRODUCTS -- 0.1%
  Keyspan Corporation
    4.900%, 05/16/08                                       360              359
                                                                 --------------
RETAIL -- 0.3%
  CVS Corporation
    5.625%, 03/15/06                                     1,145            1,149
                                                                 --------------
TELEPHONES & TELECOMMUNICATION -- 0.7%
  Alltel Corporation
    4.656%, 05/17/07                                     1,360            1,353

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  France Telecom
    7.450%, 03/01/06                           $         1,100   $        1,110
                                                                 --------------
                                                                          2,463
                                                                 --------------
Total Corporate Bonds
  (Cost $43,678) ($ Thousands)                                           43,285
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- 10.7%
  U.S. Treasury Inflation Index Note
      3.375%, 01/15/07                                  18,799           19,288
  U.S. Treasury Notes
      3.875%, 07/31/07                                   3,500            3,470
      3.625%, 04/30/07                                   7,500            7,417
      3.375%, 02/28/07                                   7,500            7,402
                                                                 --------------
Total U.S. Treasury Obligations
  (Cost $37,908) ($ Thousands)                                           37,577
                                                                 --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.7%
  FHLB
      4.015%, 08/01/06                                   3,000            2,989
      3.250%, 12/17/07                                   7,500            7,287
  FHLMC
      2.000%, 02/23/06                                   1,000              993
  FNMA
      3.250%, 07/31/06                                   7,500            7,425
      3.000%, 08/15/07                                   5,000            4,860
                                                                 --------------
Total U.S. Government Agency Obligations
  (Cost $23,746) ($ Thousands)                                           23,554
                                                                 --------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 6.4%
  FHLMC
      7.000%, 03/01/07                                      12               12
  FHLMC (A)
      5.012%, 11/01/05                                   1,745            1,784
      4.884%, 11/01/05                                   2,503            2,544
  FHLMC REMIC, Ser 1599, Cl C
      6.100%, 10/15/23                                     520              523
  FHLMC REMIC, Ser 1614, Cl J
      6.250%, 11/15/22                                     129              129
  FHLMC REMIC, Ser 2061, Cl TA
      5.250%, 10/15/27                                     169              169
  FHLMC REMIC, Ser 2594, Cl QH
      4.000%, 10/15/16                                     576              574
  FHLMC REMIC, Ser 2684, Cl QM
      3.500%, 03/15/19                                     894              887
  FHLMC REMIC, Ser 2691, Cl OK
      3.500%, 05/15/17                                   1,192            1,183
  FHLMC REMIC, Ser 2727, Cl PA
      4.125%, 08/15/18                                   1,604            1,596
  FHLMC REMIC, Ser 2750, Cl NA
      3.500%, 03/15/15                                   1,293            1,283
  FHLMC REMIC, Ser 2750, Cl OA
      3.500%, 10/15/11                                   1,177            1,169
  FHLMC REMIC, Ser 2760, Cl LJ
      4.000%, 01/15/33                                     842              840
  FNMA
      6.340%, 02/01/08                                   1,335            1,362
  FNMA (A)
      5.211%, 11/01/05                                   1,147            1,187
      5.176%, 11/01/05                                   1,011            1,031
      5.058%, 11/01/05                                     433              443
      4.807%, 11/01/05                                     220              224

--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
October 31, 2005

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
      4.724%, 11/01/05                         $         1,852   $        1,885
      4.723%, 11/01/05                                     165              169
      4.417%, 11/01/05                                     347              349
  FNMA REMIC, Ser 1993-220,
     Cl FA (A)
      4.662%, 11/25/05                                     296              299
  FNMA REMIC, Ser 1993-58, Cl H
      5.500%, 04/25/23                                     400              403
  FNMA REMIC, Ser 2001-33,
     Cl FA (A)
      4.487%, 11/25/05                                     526              530
  FNMA REMIC, Ser 2002-63,
     Cl QF (A)
      4.337%, 11/25/05                                     400              402
  FNMA REMIC, Ser 2002-64,
     Cl FG (A)
      4.230%, 11/18/05                                     501              502
  FNMA REMIC, Ser 2003-57, Cl KL
      3.500%, 03/25/09                                     550              548
  SLMA (A)
      3.980%, 12/15/05                                     433              433
                                                                 --------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $22,829) ($ Thousands)                                           22,460
                                                                 --------------
CERTIFICATES OF DEPOSIT -- 1.3%
  Sovereign Bank
    4.000%, 02/01/08                                       400              393
  Wells Fargo Bank
    4.000%, 07/24/06                                     2,000            1,991
  Westdeutsche Landesbank
    3.970%, 07/14/06                                     2,000            2,000
                                                                 --------------
Total Certificates of Deposit
  (Cost $4,400) ($ Thousands)                                             4,384
                                                                 --------------
COLLATERALIZED LOAN OBLIGATION -- 0.1%
  Franklin, Ser 4A, Cl A (A)
    4.440%, 12/20/05                                       500              503
                                                                 --------------
Total Collateralized Loan Obligation
  (Cost $503) ($ Thousands)                                                 503
                                                                 --------------
REPURCHASE AGREEMENT (C) -- 1.1%
  UBS Securities LLC
    4.030%, dated 10/31/05, to
    be repurchased on 11/01/05,
    repurchase price $3,900,437
    (collateralized by a U.S.
    Government obligation, par
    value $4,175,000, 4.000%,
    06/12/13, with total market
    value $3,980,710)                                    3,900            3,900
                                                                 --------------
Total Repurchase Agreement
  (Cost $3,900) ($ Thousands)                                             3,900
                                                                 --------------
Total Investments -- 101.3%
  (Cost $358,176) ($ Thousands)+                                 $      355,733
                                                                 ==============

Percentages are based on Net Assets of $351,217 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2005. The date shown is the earlier of the reset date or the demand date.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of October 31, 2005 was $2,535 ($ Thousands) and represented 0.7% of Net Assets.

(C) Tri-Party Repurchase Agreement.

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association

+ At October 31, 2005, the tax basis cost of the Fund's investments was $358,176 ($ Thousands), and the unrealized appreciation and depreciation were $116 and $(2,559) ($ Thousands), respectively.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2005

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Daily Income Trust


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             -------------------------
                                             Robert A. Nesher, President

Date: December 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------
                                             Robert A. Nesher, President

Date: December 27, 2005


By (Signature and Title)*                    /s/ Stephen F. Panner
                                             ---------------------------
                                             Stephen F. Panner, Controller & CFO

Date: December 27, 2005

* Print the name and title of each signing officer under his or her signature.